Ivy Funds

Supplement dated October 1, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020, as supplemented August 24, 2020

Effective October 1, 2020, the prospectus is revised as follows:

1)

The following changes are made to the summary prospectus sections for each of Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund:

∎

The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $300,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

∎

The following language is added to the end of the first paragraph in the “Performance” section of the Fund’s summary section: “For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 3.5%.”

2)	The following changes are made to the summary prospectus sections for each of Ivy High Income Fund and Ivy Securian Core Bond Fund:

∎

The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

∎

The following language is added to the end of the first paragraph in the “Performance” section of the Fund’s summary section: “For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 2.5%.”

3)	The following changes are made to the summary prospectus sections for each of Ivy Municipal Bond Fund and Ivy Municipal High Income Fund:

∎

The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

∎

The following language is added to the end of the first paragraph in the “Performance” section of the Fund’s summary section: “For Class A shares, the maximum applicable sales charge used is 4.25%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 2.5%.”

Supplement	Prospectus	1

4)

In the summary section titled “Example” for each Fund (except Ivy Global Bond Fund, Ivy Limited-Term Bond Fund and Ivy Government Money Market Fund), the information under the 1 Year, 3 Year, 5 Year and 10 Year columns for each chart showing expenses for investments in the Fund’s Class A Shares is deleted. The new information showing the costs to invest in Class A shares of a Fund for the 1 Year, 3 Year, 5 Year and 10 Year periods, which is the same amount for both tables in the “Example” section (i.e., whether or not an investor redeemed shares), is set forth below:

Fund Class A Shares (whether or not an investor redeemed shares)	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund	$451	$666	$899	$1,565
Ivy Large Cap Growth Fund	449	660	888	1,543
Ivy Mid Cap Growth Fund	468	724	999	1,784
Ivy Mid Cap Income Opportunities Fund	475	753	1,052	1,900
Ivy Small Cap Core Fund	486	778	1,091	1,979
Ivy Small Cap Growth Fund	479	751	1,043	1,874
Ivy Value Fund	468	720	991	1,764
Ivy High Income Fund	345	545	762	1,387
Ivy Municipal Bond Fund	333	525	734	1,334
Ivy Municipal High Income Fund	338	524	725	1,307
Ivy Securian Core Bond Fund	341	556	789	1,457
Ivy Emerging Markets Equity Fund	493	796	1,120	2,035
Ivy Global Equity Income Fund	470	730	1,010	1,806
Ivy Global Growth Fund	484	766	1,069	1,928
Ivy International Core Equity Fund	471	743	1,036	1,867
Ivy Managed International Opportunities Fund	481	767	1,074	1,945
Ivy Pzena International Value Fund	503	868	1,257	2,344
Ivy Asset Strategy Fund	461	697	950	1,677
Ivy Balanced Fund	458	687	935	1,643
Ivy Energy Fund	483	836	1,213	2,270
Ivy LaSalle Global Real Estate Fund	495	842	1,213	2,251
Ivy Natural Resources Fund	524	888	1,276	2,361
Ivy Science and Technology Fund	466	712	976	1,732
Ivy Securian Real Estate Securities Fund	490	807	1,146	2,101

5)	For Ivy Government Money Market Fund: The reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

2	Prospectus	Supplement